Income taxes - Additional Information (Detail)					12 Months Ended					12 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 29, 2014 Alternative Minimum Tax Credit [Member] USD ($)	Mar. 29, 2014 Foreign Tax Authority [Member] USD ($)	Mar. 29, 2014 State and Local Jurisdiction [Member] USD ($)	Mar. 29, 2014 Foreign Country Section Three Eight Two Limitation [Member] USD ($)	Mar. 29, 2014 Domestic Tax Authority [Member] USD ($)	Mar. 29, 2014 Domestic Tax Authority [Member] CAD	Mar. 29, 2014 Domestic Tax Authority [Member] Investment Tax Credit Carryforward [Member] USD ($)	Mar. 29, 2014 Domestic Tax Authority [Member] Investment Tax Credit Carryforward [Member] CAD
Tax Credit Carryforward [Line Items]
Accrued interest related to uncertain tax positions	$ 0
Non cash valuation allowance	56,809,000	56,607,000
Federal tax payable	18,000	5,800	5,800
Federal non capital losses					106,400,000	98,300,000		21,200,000	23,500,000
Investment tax credits				1,000,000						235,000	260,000
Expire date										Between 2022 and 2032	Between 2022 and 2032
Pre-acquisition net operating loss							35,300,000
Pre-acquisition net operating loss limited							$ 953,000
Federal net operating loss carry forwards expiration Dates					Beginning in fiscal 2020 through fiscal 2033	Beginning in fiscal 2018 through fiscal 2033